Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income	¥ 79,339	$ 10,939	¥ 150,601	¥ 195,225	$ 28,306	¥ 170,012	¥ 176,100
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	616	85	529	1,149	167	745	555
Amortization of intangible assets	3,476	479	3,557	7,038	1,020	4,090	1,749
Provision for doubtful accounts	2,230	308	3,101			(1,592)	(8,253)
Loss from disposal of property and equipment			1
Deferred tax benefit	(1,719)	(237)	(629)	(1,402)	(203)	319	1,945
Change in fair value of contingent consideration	1,978	273	(10,790)			33,584	14,068
Change in fair value of warrant liabilities	(153)	(21)	(8,382)			(16,421)	(3,904)
Change in fair value of investment in marketable security	(65,148)	(8,984)	(867)			(25,831)
Investments income (loss)	4,088	564	(597)			2,998
Share based compensation	8,613	1,188	7,437			31,857
Amortization of right-of-use assets	3,484	480	2,219
Changes in operating assets and liabilities
Accounts receivable	59,326	8,181	(174,208)			23,499	(70,513)
Prepaid expense and other current assets	19,797	2,730	8,579			(151,657)	5,193
Long term deposits and other assets	(2)		79			230	1,379
Accounts payable	(59,014)	(8,138)	19,150			18,712	28,396
Deferred revenue	(6,999)	(965)	51,338			15,838	1,404
Accrued salary and employee benefits	(3,194)	(440)	(14,308)			6,392	8,028
Accrued expenses and other current liabilities	(8,424)	(1,162)	(22,374)			3,825	(852)
Income tax payable	(3,132)	(432)	1,761			(299)	146
Lease liabilities	(3,546)	(489)	(2,576)
Net cash provided by operating activities	31,616	4,359	13,621			116,301	155,441
Cash flows from investing activities
Cash acquired from acquisition			9,707				10,152
Payment for Weiliantong Acquisition			(13,800)				(50,000)
Payment for long term investment	(4,500)	(621)	(75,000)			(113,735)
Purchase of property and equipment and intangible assets	(201)	(28)	(890)			(1,389)	(1,086)
Net cash used in investing activities	(4,701)	(649)	(79,983)			(115,124)	(40,934)
Cash flows from financing activities
Proceeds from bank loan	5,000	690
Net proceeds from private placement						15,284
Net cash acquired in the reverse recapitalization							32,659
Repayment for bank loan	(5,000)	(690)					(57,400)
Repayment from related parties	1,052	145					22,340
Loan to related parties							(14,007)
Share repurchase
Payment of listing cost							(6,924)
Net cash provided by financing activities	1,052	145				15,284	(23,332)
Effect of foreign exchange rate changes on cash	(499)	(67)	843			(282)	(3,758)
Net increase (decrease) in cash and cash equivalents	27,468	3,788	(65,519)			16,179	87,417
Cash and cash equivalents at beginning of the period	175,292	24,174	240,947	240,947		224,768	137,351
Cash and cash equivalents at end of the period	202,760	27,962	175,428	175,292	24,174	240,947	224,768
Supplemental disclosures of cash flow information:
Income taxes paid	10,749	1,482	6,160			(9,502)	(6,946)
Supplemental non-cash investing and financing information:
Issuance of Class A ordinary shares for Weiliantong acquisition			148,283
Conversion of convertible notes and rights						13,452	4,038
Recognition of contingent consideration							306,583
Issuance of Class A ordinary shares for acquisition							175,000
Issuance of Class A ordinary shares for settlement of underwriting fee							14,131
Issuance of Class A ordinary shares to underwriter and advisors							18,713
Issuance of Class A ordinary shares for achievement of earnout target	13,106	1,807	117,264			200,100
Issuance of Class B ordinary shares for achievement of earnout target			10,855
Shares to be issued for achievement of earnout target						128,119	200,100
Shares to be issued for Weiliantong Acquisition				20,817
Right-of-assets obtained in exchange for operating lease obligations			13,383
Previously Reported
Cash flows from operating activities
Net income				195,225	28,306
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment				1,149	167
Amortization of intangible assets				7,038	1,020
Provision for doubtful accounts				2,739	397
Deferred tax benefit				(1,402)	(203)
Change in fair value of contingent consideration				(13,071)	(1,895)
Change in fair value of warrant liabilities				(10,776)	(1,562)
Change in fair value of investment in marketable security				(1,760)	(255)
Investments income (loss)				(25,449)	(3,690)
Share based compensation				11,954	1,733
Amortization of right-of-use assets				6,265	908
Changes in operating assets and liabilities
Accounts receivable				(112,058)	(16,247)
Prepaid expense and other current assets				64,180	9,305
Long term deposits and other assets				335	49
Accounts payable				25,503	3,698
Deferred revenue				22,397	3,247
Accrued salary and employee benefits				(14,109)	(2,046)
Accrued expenses and other current liabilities				(100,331)	(14,547)
Income tax payable				5,249	761
Lease liabilities				(5,527)	(801)
Net cash provided by operating activities				57,551	8,345
Cash flows from investing activities
Cash acquired from acquisition				9,707	1,407
Payment for Weiliantong Acquisition				(13,800)	(2,001)
Payment for long term investment				(107,000)	(15,514)
Purchase of property and equipment and intangible assets				(2,153)	(312)
Net cash used in investing activities				(113,246)	(16,420)
Cash flows from financing activities
Proceeds from bank loan				5,000	725
Net proceeds from private placement
Net cash acquired in the reverse recapitalization
Repayment for bank loan
Repayment from related parties
Loan to related parties
Share repurchase				(16,482)	(2,390)
Payment of listing cost
Net cash provided by financing activities				(11,482)	(1,665)
Effect of foreign exchange rate changes on cash				1,522	221
Net increase (decrease) in cash and cash equivalents				(65,655)	(9,519)
Cash and cash equivalents at beginning of the period	¥ 175,292	$ 25,415	¥ 240,947	240,947	34,934
Cash and cash equivalents at end of the period				175,292	25,415	¥ 240,947
Supplemental disclosures of cash flow information:
Income taxes paid				9,076	1,316
Supplemental non-cash investing and financing information:
Conversion of convertible notes and rights
Recognition of contingent consideration				19,875	2,882
Issuance of Class A ordinary shares for acquisition				127,466	18,481
Issuance of Class A ordinary shares for settlement of underwriting fee
Issuance of Class A ordinary shares to underwriter and advisors
Issuance of Class A ordinary shares for achievement of earnout target				117,264	17,002
Issuance of Class B ordinary shares for achievement of earnout target				10,855	1,574
Shares to be issued for achievement of earnout target				13,106	1,900
Shares to be issued for Weiliantong Acquisition				20,817	3,018
Right-of-assets obtained in exchange for operating lease obligations				¥ 25,474	$ 3,693